SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total assets	$ 27,318	$ 15,804
Business services
Disclosure of operating segments [line items]
Total assets	7,613	7,899
Infrastructure services
Disclosure of operating segments [line items]
Total assets	11,640	306
Industrial operations
Disclosure of operating segments [line items]
Total assets	7,650	7,204
Corporate and Other
Disclosure of operating segments [line items]
Total assets	$ 415	$ 395